SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves, And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	2017		2016
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	85.8	$1,341	85.4	$1,334
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.6	9	0.4	7
Common shares outstanding, end of year	86.4	$1,350	85.8	$1,341

As at December 31, 2017, the authorized capital stock of the Company is as follows: an unlimited number of Class A and Class B preferred shares, an unlimited number of non-voting participating shares and an unlimited number of common shares.
Dividend Reinvestment Plan
During the year, less than $1 million of dividends was reinvested in common shares (2016 – less than $1 million).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Contributed Surplus
Contributed surplus at December 31, 2017 comprises amounts related to compensation expense on stock options issued under the Company’s stock option plan.
Share-based Payments
Stock Options

	2017		2016
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.8	$25.28	2.3	$24.79
Options granted	0.2	34.96	—	—
Options exercised	(0.6)	15.16	(0.4)	14.93
Options expired	—	—	(0.1)	111.30
Balance, end of year	1.4	$27.23	1.8	$25.28
Exercisable at year-end	0.8	$25.03	1.2	$25.18

Under the Company’s stock option plan, the Board of Directors may issue stock options to certain employees of the Company. These options vest over a five-year period and expire 10 years from the date of issue. During the year, $0.2 million stock options were granted (2016 – no stock options) and stock option expense of $1 million was recorded with a corresponding increase in contributed surplus (2016 – $1 million).
The table below outlines the significant assumptions used during the period to estimate the fair value of options granted:

	2017	2016
Risk-free interest rate	1.1%	—
Expected volatility	30%	—
Dividend yield	1.1%	—
Expected option life (years)	5	—
Share price (in Canadian dollars)	$37.72	—
Exercise price (in Canadian dollars)	$34.96	—
Weighted average fair value per option granted (in Canadian dollars)	$ 7.47	—

In 2017, 0.6 million common shares (2016 – 0.4 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $7 million (2016 – $4 million) plus $2 million (2016 – $3 million) representing the vested fair value of the stock options. The weighted average share price on the date of exercise for 2017 was $41.89 (2016 – $31.71).
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2017:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$6.50–$10.00	157,000	4.08	$9.96	157,000	$9.96
$10.01–$15.00	129,862	2.98	14.58	129,862	14.58
$15.01–$20.00	108,210	2.22	18.04	108,210	18.04
$20.01–$25.00	11,409	6.45	21.44	11,409	21.44
$25.01–$30.00	457,420	7.42	27.25	172,420	27.32
$30.01–$35.00	458,696	7.16	32.35	158,702	30.53
$60.90	90,630	0.10	60.90	90,630	60.90
	1,413,227	6.00	$27.23	828,233	$25.03

Restricted and Deferred Stock Units
The Company has a Restricted Stock Unit (RSU) Plan for designated employees of the Company or its subsidiaries. An RSU is a unit equivalent in value to a common share. Units credited under this plan vest equally over three years. Vested amounts are paid in cash within 30 days of the vesting date. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
The Company also has a Deferred Common Share Unit (DSU) Plan for senior management and Directors. A DSU is a unit equivalent in value to a common share. Following the participant’s termination of employment with the Company, the participant will be paid in cash the market value of the common shares represented by the DSUs. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
As at December 31, 2017, the total liability outstanding related to these plans was $5 million (December 31, 2016 – $4 million), of which $3 million (December 31, 2016 – $3 million) is recorded in other liabilities and $2 million (December 31, 2016 – $1 million) is recorded in accounts payable and accrued liabilities.
Accumulated Other Comprehensive Loss

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Foreign currency translation loss on investment in foreign operations, net of tax of $(5) (December 31, 2016 – $(3))	$(138)	$(167)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2016 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2016 – $9)	(30)	(27)
Accumulated other comprehensive loss, net of tax	$(176)	$(202)

Amendment to Warrant Indenture
On March 25, 2013, the Company amended certain terms of its Warrant Indenture dated December 24, 2008 by executing a Supplemental Warrant Indenture to include a cashless exercise feature. This feature allowed warrant holders to elect to exercise their warrants on a cashless basis, and receive common shares based on the in-the-money value of their warrants. The warrants expired on December 24, 2013. In 2013, a total of 134.4 million warrants were exercised on a cashless basis resulting in the issuance of 8.4 million common shares. As required under IFRS, for the year ended December 31, 2013, the cashless exercise of the warrants resulted in:

•	an increase in share capital of $298 million, representing the fair value on the date of exercise of the common shares issued in exchange for the in-the-money value of the warrants;

•	a decrease in contributed surplus of $35 million, representing the book value of the warrants recorded at the time of their issuance; and

•	a decrease in retained earnings of $263 million, reflecting the difference between these two amounts.

SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	2017		2016
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	85.8	$1,341	85.4	$1,334
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan	0.6	9	0.4	7
Common shares outstanding, end of year	86.4	$1,350	85.8	$1,341

As at December 31, 2017, the authorized capital stock of the Company is as follows: an unlimited number of Class A and Class B preferred shares, an unlimited number of non-voting participating shares and an unlimited number of common shares.
Dividend Reinvestment Plan
During the year, less than $1 million of dividends was reinvested in common shares (2016 – less than $1 million).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Contributed Surplus
Contributed surplus at December 31, 2017 comprises amounts related to compensation expense on stock options issued under the Company’s stock option plan.
Share-based Payments
Stock Options

	2017		2016
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.8	$25.28	2.3	$24.79
Options granted	0.2	34.96	—	—
Options exercised	(0.6)	15.16	(0.4)	14.93
Options expired	—	—	(0.1)	111.30
Balance, end of year	1.4	$27.23	1.8	$25.28
Exercisable at year-end	0.8	$25.03	1.2	$25.18

Under the Company’s stock option plan, the Board of Directors may issue stock options to certain employees of the Company. These options vest over a five-year period and expire 10 years from the date of issue. During the year, $0.2 million stock options were granted (2016 – no stock options) and stock option expense of $1 million was recorded with a corresponding increase in contributed surplus (2016 – $1 million).
The table below outlines the significant assumptions used during the period to estimate the fair value of options granted:

	2017	2016
Risk-free interest rate	1.1%	—
Expected volatility	30%	—
Dividend yield	1.1%	—
Expected option life (years)	5	—
Share price (in Canadian dollars)	$37.72	—
Exercise price (in Canadian dollars)	$34.96	—
Weighted average fair value per option granted (in Canadian dollars)	$ 7.47	—

In 2017, 0.6 million common shares (2016 – 0.4 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $7 million (2016 – $4 million) plus $2 million (2016 – $3 million) representing the vested fair value of the stock options. The weighted average share price on the date of exercise for 2017 was $41.89 (2016 – $31.71).
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2017:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$6.50–$10.00	157,000	4.08	$9.96	157,000	$9.96
$10.01–$15.00	129,862	2.98	14.58	129,862	14.58
$15.01–$20.00	108,210	2.22	18.04	108,210	18.04
$20.01–$25.00	11,409	6.45	21.44	11,409	21.44
$25.01–$30.00	457,420	7.42	27.25	172,420	27.32
$30.01–$35.00	458,696	7.16	32.35	158,702	30.53
$60.90	90,630	0.10	60.90	90,630	60.90
	1,413,227	6.00	$27.23	828,233	$25.03

Restricted and Deferred Stock Units
The Company has a Restricted Stock Unit (RSU) Plan for designated employees of the Company or its subsidiaries. An RSU is a unit equivalent in value to a common share. Units credited under this plan vest equally over three years. Vested amounts are paid in cash within 30 days of the vesting date. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
The Company also has a Deferred Common Share Unit (DSU) Plan for senior management and Directors. A DSU is a unit equivalent in value to a common share. Following the participant’s termination of employment with the Company, the participant will be paid in cash the market value of the common shares represented by the DSUs. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
As at December 31, 2017, the total liability outstanding related to these plans was $5 million (December 31, 2016 – $4 million), of which $3 million (December 31, 2016 – $3 million) is recorded in other liabilities and $2 million (December 31, 2016 – $1 million) is recorded in accounts payable and accrued liabilities.
Accumulated Other Comprehensive Loss

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Foreign currency translation loss on investment in foreign operations, net of tax of $(5) (December 31, 2016 – $(3))	$(138)	$(167)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2016 – $3)	(8)	(8)
Actuarial loss on defined benefit pension obligation, net of tax of $9 (December 31, 2016 – $9)	(30)	(27)
Accumulated other comprehensive loss, net of tax	$(176)	$(202)

Amendment to Warrant Indenture
On March 25, 2013, the Company amended certain terms of its Warrant Indenture dated December 24, 2008 by executing a Supplemental Warrant Indenture to include a cashless exercise feature. This feature allowed warrant holders to elect to exercise their warrants on a cashless basis, and receive common shares based on the in-the-money value of their warrants. The warrants expired on December 24, 2013. In 2013, a total of 134.4 million warrants were exercised on a cashless basis resulting in the issuance of 8.4 million common shares. As required under IFRS, for the year ended December 31, 2013, the cashless exercise of the warrants resulted in:

•	an increase in share capital of $298 million, representing the fair value on the date of exercise of the common shares issued in exchange for the in-the-money value of the warrants;

•	a decrease in contributed surplus of $35 million, representing the book value of the warrants recorded at the time of their issuance; and

•	a decrease in retained earnings of $263 million, reflecting the difference between these two amounts.